Segment Reporting - Schedule of Geographic Information of Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue	$ 2,828	$ 2,267	$ 4,157	$ 800
Long-Lived Assets	8,283		6,481	4,451
United States [Member]
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue	2,828	1,931	3,821	800
Long-Lived Assets	8,063		5,583	3,482
United Kingdom [Member]
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue		336	336
Long-Lived Assets	137		367	523
Italy [Member]
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue
Long-Lived Assets	$ 83		$ 531	$ 446